Consolidated Statements of Changes in Shareholders’ Equity - EUR (€) € in Thousands, shares in Thousands	Preferred Shares Series A	Preferred Shares Series B	Ordinary Shares Class A	Ordinary Shares Class B	Subscription Receivable	Capital Reserves	Accumulated Deficit	Non- Controlling Interest	Total
Balance at Dec. 31, 2022			€ 36	€ 10	€ (1)	€ 1,330	€ (1,506)		€ (131)
Balance (in Shares) at Dec. 31, 2022			77,000	26,551
Shares issued for cash				€ 7		6,770			6,777
Shares issued for cash (in Shares)				16,500
Share options						170			170
Shares issued for services				€ 1		109			110
Shares issued for services (in Shares)				1,050
Exchange difference arising from translation						40			40
Non-controlling interest on acquisition of subsidiaries								890	890
Net loss for the period							(4,438)	(473)	(4,911)
Balance at Dec. 31, 2023			€ 36	€ 18	(1)	8,419	(5,944)	417	2,945
Balance (in Shares) at Dec. 31, 2023			77,000	44,101
Shares issued for cash	€ 3					2,620			2,623
Shares issued for cash (in Shares)	545,000
Subscription receivable payment					1				1
Equity contribution by non-controlling interest								15	15
Shares issued for investment in Juve Stabia football club				15		1,985			2,000
Related party debt exchange agreement			€ 2			243			245
Related party debt exchange agreement (in Shares)			4,080
Shares converted from Class A to Class B			€ (9)	€ 9
Shares converted from Class A to Class B (in Shares)			(18,500)	18,500
Obligation to issue shares						106			106
Non-controlling interest debt conversion						(30)		30
Share options						170			170
Shares issued for services				€ 4		787			791
Shares issued for services (in Shares)				8,150
Exchange difference arising from translation						(28)			(28)
Net loss for the period							(4,428)	(621)	(5,049)
Balance at Dec. 31, 2024	€ 3		€ 29	€ 46		14,272	(10,372)	(159)	3,819
Balance (in Shares) at Dec. 31, 2024	545,000		62,580	102,751
Shares issued for investment in Juve Stabia football club (in Shares)				32,000
Shares issued for cash	€ 1	€ 1		€ 9		2,348			2,359
Shares issued for cash (in Shares)	186,400	161,990		20,741
Issuance cost on placement agent warrants						351			351
PIPE Share issuances				€ 2,602		143,357			145,959
PIPE Share issuances (in Shares)				6,150,552
Issuance cost on PIPE placement agent warrants						89,176			89,176
Shares issued to Dan McClory and Boustead				€ 23	(23)
Shares issued to Dan McClory and Boustead (in Shares)				53,246
Cashless warrants exercise				€ 568		(560)			8
Cashless warrants exercise (in Shares)				1,324,442
Warrant exercise with cash payment				€ 141		26			168
Warrant exercise with cash payment (in Shares)				333,555
Warrants						251,349			251,349
Other Warrants issued						13,268			13,268
Shares issued for Juve Stabia acquisition				€ 20		3,710			3,730
Shares issued for Juve Stabia acquisition (in Shares)				42,000
Debt conversion to Class A shares						42			42
Debt conversion to Class A shares (in Shares)			800
Shares conversions	€ (4)	€ (1)	€ (16)	€ 19					(2)
Shares conversions (in Shares)	(711,400)	(161,990)	(31,380)	133,190
Shares redeemed			€ (13)						(13)
Shares redeemed (in Shares)			(32,000)
Obligation to issue shares						(31)			(31)
UYBA Equity contribution NCI								69	69
Discontinued Operations						(803)	803	462	462
Non-controlling interests on acquisition of Juve Stabia							(283)	283
Shares sold for cash						1,227			1,227
Non-controlling interest contribution Juve Stabia								643	643
Non-controlling interest on acquisition of subsidiary Juve Stabia								483	483
Share options				€ 1		162			163
Share options (in Shares)				1,500
Shares issued for services				€ 17		4,455			4,472
Shares issued for services (in Shares)				37,500
Exchange difference arising from translation						2,270	41		2,311
Net loss for the period							(376,223)	(1,822)	(378,045)
Balance at Dec. 31, 2025	€ 1			€ 3,445	€ (23)	€ 524,619	€ (386,034)	€ (41)	€ 141,967
Balance (in Shares) at Dec. 31, 2025	20,000			8,199,477